Long-term debt (Schedule of Long-term Debt, Including Current Portion, in Local Currencies) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Long-term Debt, Unclassified [Abstract]
Long-term debt	$ 0	$ 25,000